Leases - Lessee: Amounts of Lease Liabilities Due in Each of Next Five Years and Thereafter (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Operating And Finance Lease Payments Due [Abstract]
Finance leases, 2025	¥ 875
Finance leases, 2026	793
Finance leases, 2027	527
Finance leases, 2028	388
Finance leases, 2029	361
Thereafter	8,161
Total lease payments	11,105
Less imputed interest	(3,228)
Total Lease Liability	7,877
Operating leases, 2025	50,599
Operating leases, 2026	39,445
Operating leases, 2027	30,366
Operating leases, 2028	25,168
Operating leases, 2029	21,813
Thereafter	106,525
Total lease payments	273,916
Less imputed interest	(21,572)
Total lease liabilities	¥ 252,344	¥ 280,829